UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21225
Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund                                                         as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.2%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 2.6%
$600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$671,772
		$671,772
Hospital — 10.3%
1,500	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,603,500
1,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	1,049,100
		$2,652,600
Insured-Electric Utilities — 4.0%
1,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,025,140
		$1,025,140
Insured-Escrowed / Prerefunded — 21.9%
3,000	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	1,161,810
1,600	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	1,723,440
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 6.613%, 7/1/32 (1)(2)	1,169,350
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,608,435
		$5,663,035
Insured-General Obligations — 9.6%
2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	2,183,400
300	Sandwich, (MBIA), 4.50%, 7/15/29	293,049
		$2,476,449
Insured-Hospital — 6.0%
335	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	314,066
1,210	Massachusetts HEFA, (New England Medical Center), (FGIC), 5.00%, 5/15/25	1,234,611
		$1,548,677

Insured-Lease Revenue / Certificates of Participation — 15.4%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,784,370
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,019,400
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 7.365%, 7/1/36 (1)(2)	1,174,740
		$3,978,510
Insured-Pooled Loans — 3.3%
800	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 6.615%, 8/1/27 (1)(2)	849,088
		$849,088
Insured-Private Education — 24.4%
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,085,530
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,182,980
585	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	641,066
250	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), Variable Rate, 7.32%, 9/1/32 (1)(2)	321,880
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,548,285
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	758,400
500	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	506,020
250	Massachusetts IFA, (Tufts University), (MBIA), 4.75%, 2/15/28	248,482
		$6,292,643
Insured-Public Education — 11.5%
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	786,562
1,000	Massachusetts HEFA, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,022,610
1,150	Massachusetts HEFA, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,173,379
		$2,982,551
Insured-Special Tax Revenue — 12.1%
1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32 (3)	1,302,528
750	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	644,198

$1,000	Massachusetts School Building Authority, Sales Tax, (FSA), 5.00%, 8/15/30	$1,023,120
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	153,965
		$3,123,811
Insured-Transportation — 13.8%
5,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	1,958,634
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,256,775
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 6.617%, 7/1/36 (1)(2)	362,477
		$3,577,886
Insured-Water and Sewer — 14.6%
1,500	Massachusetts Water Resource Authority, (AMBAC), 4.00%, 8/1/40	1,246,095
2,500	Massachusetts Water Resource Authority, (FSA), 5.00%, 8/1/32	2,534,575
		$3,780,670
Nursing Home — 2.8%
745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	711,840
		$711,840
Private Education — 6.9%
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	520,805
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	756,923
500	Massachusetts HEFA, (Boston College), 5.125%, 6/1/24	513,835
		$1,791,563
Total Tax-Exempt Investments — 159.2% (identified cost $39,967,029)		$ 41,126,235
Other Assets, Less Liabilities — 0.8%		$204,800
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.0)%		$(15,501,486)
Net Assets Applicable to Common Shares — 100.0%		$25,829,549

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 25.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $3,877,535 or 15.0% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/06	65 U.S. Treasury Bond	Short	$(6,925,270)	$(6,932,656)	$(7,386)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,941,700
Gross unrealized appreciation	$1,407,903
Gross unrealized depreciation	(223,368)
Net unrealized appreciation	$1,184,535

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006